Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GPS Funds II
Entity Central Index Key	0001504079
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
RS Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Absolute Return Allocation Fund
Class Name	RS Shares
Trading Symbol	GABRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.44%
[1],[2]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.44%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026,  the Service Shares of the Fund  returned 11.32%, outperforming the FTSE 3-Month Treasury Bill Index at 4.22%. Alternative and real-asset markets were a key driver of results, with commodities and precious metals benefiting from inflation concerns, energy price moves and geopolitical uncertainty. Gold, silver and diversified commodity exposure were among the largest contributors to relative performance, and managed futures and market-neutral/absolute return strategies also helped relative performance. The Fund’s fixed income positions generally contributed through income generation, but results were tempered by weakness in the Bitcoin-related allocation and certain Treasury and credit holdings that lagged during periods of rate volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Absolute Return Allocation Fund RS Shares	-0.06
Bloomberg Global Aggregate Bond Index	-0.11
FTSE 3-Month Treasury Bill Index	0.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 307,665,473
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 582,065	[3]
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$307,665,473
Number of Holdings	24
Net Advisory Fee*	$582,065
Portfolio Turnover	185%
[3]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Harbor Commodity All Weather Strategy ETF	10.5%
First Trust Long/Short Equity ETF	9.9%
BlackRock Global Equity Market Neutral Fund	9.4%
AQR Equity Market Neutral Fund	9.4%
AQR Managed Futures Strategy Fund	8.2%
Simplify Managed Futures Strategy ETF	5.2%
First Trust Low Duration Opportunities ETF	5.1%
BlackRock Tactical Opportunities Fund	5.0%
BlackRock Systematic Multi-Strategy Fund	5.0%
Wisdomtree Artificial Intelligence And Innovation Fund	3.7%

Industry	(%)
Alternative Funds	70.0%
Domestic Equity Funds	11.9%
Domestic Fixed Income Funds	8.8%
International Equity Funds	6.6%
Cash & Other	2.7%
[4],[5]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Absolute Return Allocation Fund
Class Name	Service Shares
Trading Symbol	GPARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Absolute Return Allocation Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$77	0.71%
[6]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 11.32%, outperforming the FTSE 3-Month Treasury Bill Index at 4.22%. Alternative and real-asset markets were a key driver of results, with commodities and precious metals benefiting from inflation concerns, energy price moves and geopolitical uncertainty. Gold, silver and diversified commodity exposure were among the largest contributors to relative performance, and managed futures and market-neutral/absolute return strategies also helped relative performance. The Fund’s fixed income positions generally contributed through income generation, but results were tempered by weakness in the Bitcoin-related allocation and certain Treasury and credit holdings that lagged during periods of rate volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Absolute Return Allocation Fund Service Shares	11.32	2.67	3.35
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
FTSE 3-Month Treasury Bill Index	4.22	3.49	2.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 307,665,473
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 582,065	[7]
Investment Company Portfolio Turnover	185.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$307,665,473
Number of Holdings	24
Net Advisory Fee*	$582,065
Portfolio Turnover	185%
[7]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Harbor Commodity All Weather Strategy ETF	10.5%
First Trust Long/Short Equity ETF	9.9%
BlackRock Global Equity Market Neutral Fund	9.4%
AQR Equity Market Neutral Fund	9.4%
AQR Managed Futures Strategy Fund	8.2%
Simplify Managed Futures Strategy ETF	5.2%
First Trust Low Duration Opportunities ETF	5.1%
BlackRock Tactical Opportunities Fund	5.0%
BlackRock Systematic Multi-Strategy Fund	5.0%
Wisdomtree Artificial Intelligence And Innovation Fund	3.7%

Industry	(%)
Alternative Funds	70.0%
Domestic Equity Funds	11.9%
Domestic Fixed Income Funds	8.8%
International Equity Funds	6.6%
Cash & Other	2.7%
[8],[9]
Material Fund Change [Text Block]
Other Material Fund Changes:
The Fund filed an amendment to its registration statement (the “Amendment”) to implement material strategy changes. As disclosed in the Amendment, the Fund repositioned its portfolio to place a materially greater emphasis on alternatives, including unlisted interval funds, and expects to turnover most of its current positioning in fixed income funds.  The Fund’s principal risks changed accordingly. The Fund’s net expense ratio increased from the prior fiscal year end as a result of a change in acquired fund fees and expenses.

Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Allocation Fund
Class Name	RS Shares
Trading Symbol	GCANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Conservative Allocation Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.48%
[10],[11]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.48%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026,  the Service Shares of the Fund returned 10.40%, outperforming the S&P Target Risk Conservative Index at 9.93%. Equities posted positive returns and credit generally benefited from income generation, while bond markets were pressured at points by rate volatility and a first-quarter rise in inflation expectations. Equity exposure, including U.S. large-cap, developed international and emerging markets equities, was the largest contributor to relative returns. Allocations to gold, high yield bonds and mortgage-backed securities also helped. Relative results were limited by portions of the Fund’s fixed income allocation, including emerging markets debt, long-term Treasury exposure, and Treasury Inflation Protected Securities (TIPS) which lagged during periods of rising yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Conservative Allocation Fund RS Shares	-0.35
Bloomberg U.S. Aggregate Bond Index	0.12
S&P Target Risk Conservative Index	-0.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 589,770,474
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 1,428,323	[12]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$589,770,474
Number of Holdings	48
Net Advisory Fee*	$1,428,323
Portfolio Turnover	30%
[12]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	7.5%
Vanguard S&P 500 ETF	6.6%
WisdomTree Floating Rate Treasury Fund	4.7%
Income Fund of America	3.9%
iShares 7-10 Year Treasury Bond ETF	3.9%
Capital Income Builder, Inc.	3.8%
Bond Fund of America	3.7%
American Funds Multi-Sector Income Fund	3.7%
iShares Core U.S. Aggregate Bond ETF	3.7%
iShares Core 80/20 Aggressive Allocation ETF	3.7%

Industry	(%)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	24.3%
Hybrid Funds	14.5%
International Equity Funds	7.5%
Emerging Markets Fixed Income Funds	3.4%
Emerging Markets Equity Funds	2.6%
Alternative Funds	1.7%
Real Estate Funds	1.0%
International Fixed Income Funds	0.2%
Cash & Other	0.8%
[13],[14]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Conservative Allocation Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$68	0.65%
[15]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 10.40%, outperforming the S&P Target Risk Conservative Index at 9.93%. Equities posted positive returns and credit generally benefited from income generation, while bond markets were pressured at points by rate volatility and a first-quarter rise in inflation expectations. Equity exposure, including U.S. large-cap, developed international and emerging markets equities, was the largest contributor to relative returns. Allocations to gold, high yield bonds and mortgage-backed securities also helped. Relative results were limited by portions of the Fund’s fixed income allocation, including emerging markets debt, long-term Treasury exposure, and Treasury Inflation Protected Securities (TIPS) which lagged during periods of rising yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Conservative Allocation Fund Service Shares	10.40	4.79	5.80
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
S&P Target Risk Conservative Index	9.93	3.77	5.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 589,770,474
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 1,428,323	[16]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$589,770,474
Number of Holdings	48
Net Advisory Fee*	$1,428,323
Portfolio Turnover	30%
[16]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	7.5%
Vanguard S&P 500 ETF	6.6%
WisdomTree Floating Rate Treasury Fund	4.7%
Income Fund of America	3.9%
iShares 7-10 Year Treasury Bond ETF	3.9%
Capital Income Builder, Inc.	3.8%
Bond Fund of America	3.7%
American Funds Multi-Sector Income Fund	3.7%
iShares Core U.S. Aggregate Bond ETF	3.7%
iShares Core 80/20 Aggressive Allocation ETF	3.7%

Industry	(%)
Domestic Fixed Income Funds	44.0%
Domestic Equity Funds	24.3%
Hybrid Funds	14.5%
International Equity Funds	7.5%
Emerging Markets Fixed Income Funds	3.4%
Emerging Markets Equity Funds	2.6%
Alternative Funds	1.7%
Real Estate Funds	1.0%
International Fixed Income Funds	0.2%
Cash & Other	0.8%
[17],[18]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Conservative Income Fund
Class Name	GuidePath Conservative Income Fund
Trading Symbol	GPICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Conservative Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Conservative Income Fund	$65	0.64%
[19]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 2.89%, underperforming the Bloomberg US Treasury 1-3 Years Index at 3.77%. Short-duration fixed income generated positive returns as income remained a key source of performance while the Federal Reserve maintained a restrictive interest rate policy and inflation remained above target. However, bond markets experienced bouts of pressure from rising inflation expectations and Treasury yields, particularly late in the period. The Fund benefited from its cash position and short-duration investment-grade corporate bond exposure. Relative performance was hurt by a diversified short-duration credit and inflation-linked mix, including senior loan, short high yield, 0-5 year Treasury Inflation-Protected Securities (“TIPS”) and floating-rate bond exposure, which produced positive absolute returns but generally lagged the short-duration Treasury benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Conservative Income Fund	2.89	2.33	1.84
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	2.04
Bloomberg US Treasury 1-3 Years Index	3.77	1.82	2.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 17,315,711
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 29,950
Investment Company Portfolio Turnover	780.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$17,315,711
Number of Holdings	6
Net Advisory Fee	$29,950
Portfolio Turnover	780%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	46.8%
iShares 0-5 Year Investment Grade Corporate Bond ETF	26.9%
iShares 0-5 Year TIPS Bond ETF	14.8%
U.S. Treasury Notes	11.4%

Industry	(%)
Domestic Fixed Income Funds	41.7%
Public Finance Activities	11.4%
Cash & Other	46.9%
[20],[21]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Flexible Income Allocation Fund
Class Name	RS Shares
Trading Symbol	GFZQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.41%
[22],[23]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.41%	[22]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026,  the Service Shares of the Fund returned 2.58%,  underperforming the Bloomberg U.S. Aggregate Bond Index at 4.35%. Fixed income markets were positive for the full period as coupon income supported returns, but bond prices were pressured during periods of rising Treasury yields and renewed inflation concerns, particularly in the first quarter of 2026. Strategic income, high yield corporate bond, market-neutral and convertible bond allocations contributed to relative returns. Relative performance was hurt by Treasury positions across the curve, diversified alternatives and emerging markets government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Flexible Income Allocation Fund RS Shares	0.06
Bloomberg U.S. Aggregate Bond Index	0.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 373,711,040
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,049,835	[24]
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$373,711,040
Number of Holdings	30
Net Advisory Fee*	$1,049,835
Portfolio Turnover	149%
[24]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	12.6%
Stone Ridge Diversified Alternatives Fund	10.0%
iShares Broad USD High Yield Corporate Bond ETF	8.7%
Xtrackers USD High Yield Corporate Bond ETF	8.6%
Navigator Tactical Fixed Income Fund - Institutional Shares	5.4%
Eaton Vance Strategic Income Fund	5.1%
JPMorgan Short Duration Core Plus Fund	3.6%
Schwab US TIPS ETF	3.6%
Vanguard Long-Term Treasury ETF	3.5%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	65.1%
Alternative Funds	18.3%
Opportunistic Fixed Income Funds	13.4%
International Equity Funds	0.4%
Emerging Markets Equity Funds	0.3%
Cash & Other	2.5%
[25],[26]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Flexible Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Flexible Income Allocation Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$68	0.67%
[27]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 2.58%, underperforming the Bloomberg U.S. Aggregate Bond Index at 4.35%. Fixed income markets were positive for the period as coupon income supported returns, but bond prices were pressured during periods of rising Treasury yields and renewed inflation concerns, particularly in the first quarter of 2026. Strategic income, high yield corporate bond, market-neutral and convertible bond allocations contributed to relative returns. Relative performance was hurt by Treasury positions across the curve, diversified alternatives and emerging markets government bonds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Flexible Income Allocation Fund Service Shares	2.58	0.32	2.70
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 373,711,040
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,049,835	[28]
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$373,711,040
Number of Holdings	30
Net Advisory Fee*	$1,049,835
Portfolio Turnover	149%
[28]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard High-Yield Corporate Fund	12.6%
Stone Ridge Diversified Alternatives Fund	10.0%
iShares Broad USD High Yield Corporate Bond ETF	8.7%
Xtrackers USD High Yield Corporate Bond ETF	8.6%
Navigator Tactical Fixed Income Fund - Institutional Shares	5.4%
Eaton Vance Strategic Income Fund	5.1%
JPMorgan Short Duration Core Plus Fund	3.6%
Schwab US TIPS ETF	3.6%
Vanguard Long-Term Treasury ETF	3.5%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	65.1%
Alternative Funds	18.3%
Opportunistic Fixed Income Funds	13.4%
International Equity Funds	0.4%
Emerging Markets Equity Funds	0.3%
Cash & Other	2.5%
[29],[30]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth Allocation Fund
Class Name	RS Shares
Trading Symbol	GGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Growth Allocation Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$7	1.42%
[31],[32]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	1.42%	[31]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026, the Service Shares of the Fund returned 19.98%, outperforming the S&P Target Risk Aggressive Index at 18.59%. Global equity markets generated strong gains over the full period, though returns were uneven and volatility increased in the first quarter of 2026 as technology-related weakness, geopolitical tensions and inflation concerns weighed on risk assets. The Fund benefited most from developed international and emerging markets equity exposure, along with small-cap equities; Canadian equities also helped performance. Relative returns were partially offset by exposure to China equities, real estate and value-oriented holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Growth Allocation Fund RS Shares	-1.14
MSCI All Country World Index	-1.89
S&P Target Risk Aggressive Index	-0.47

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,449,202,564
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 3,657,135	[33]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,449,202,564
Number of Holdings	28
Net Advisory Fee*	$3,657,135
Portfolio Turnover	12%
[33]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard S&P 500 ETF	15.3%
Vanguard FTSE Developed Markets ETF	11.6%
Schwab U.S. Large-Cap ETF	11.5%
iShares Core S&P Small-Cap ETF	7.3%
Growth Fund of America	5.9%
Schwab U.S. Large-Cap Growth ETF	5.7%
iShares Core MSCI Emerging Markets ETF	4.9%
iShares MSCI ACWI ETF	4.1%
Smallcap World Fund, Inc.	3.8%
New Perspective Fund	3.7%

Industry	(%)
Domestic Equity Funds	70.8%
International Equity Funds	19.6%
Emerging Markets Equity Funds	6.0%
Real Estate Funds	2.7%
Cash & Other	0.9%
[34],[35]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth Allocation Fund
Class Name	Service Shares
Trading Symbol	GPSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Growth Allocation Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$70	0.64%
[36]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 19.98%, outperforming the S&P Target Risk Aggressive Index at 18.59%. Global equity markets generated strong gains over the full period, though returns were uneven and volatility increased in the first quarter of 2026 as technology-related weakness, geopolitical tensions and inflation concerns weighed on risk assets. The Fund benefited most from developed international and emerging markets equity exposure, along with small-cap equities; Canadian equities also helped performance. Relative returns were partially offset by exposure to China equities, real estate and value-oriented holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Growth Allocation Fund Service Shares	19.98	8.31	10.61
MSCI All Country World Index	20.52	9.99	11.88
S&P Target Risk Aggressive Index	18.59	8.38	10.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,449,202,564
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 3,657,135	[37]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,449,202,564
Number of Holdings	28
Net Advisory Fee*	$3,657,135
Portfolio Turnover	12%
[37]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard S&P 500 ETF	15.3%
Vanguard FTSE Developed Markets ETF	11.6%
Schwab U.S. Large-Cap ETF	11.5%
iShares Core S&P Small-Cap ETF	7.3%
Growth Fund of America	5.9%
Schwab U.S. Large-Cap Growth ETF	5.7%
iShares Core MSCI Emerging Markets ETF	4.9%
iShares MSCI ACWI ETF	4.1%
Smallcap World Fund, Inc.	3.8%
New Perspective Fund	3.7%

Industry	(%)
Domestic Equity Funds	70.8%
International Equity Funds	19.6%
Emerging Markets Equity Funds	6.0%
Real Estate Funds	2.7%
Cash & Other	0.9%
[38],[39]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Growth and Income Fund
Class Name	GuidePath Growth and Income Fund
Trading Symbol	GPIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Growth and Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Growth and Income Fund	$84	0.79%
[40]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the Fund returned 13.02%, underperforming the MSCI USA High Dividend Yield Index at 13.33%. Equity markets posted strong full-year gains despite a difficult first quarter of 2026, while higher income-oriented equities advanced but trailed some growth-oriented parts of the broad market. The Fund benefited from Energy and Industrials sector exposure and from dividend and large-cap equity sleeves with holdings such as Exxon Mobil, Chevron, Caterpillar, Cummins and Johnson Controls helping relative results. Relative performance was offset by Consumer Staples, Consumer Discretionary and Information Technology sector positioning, with detractors including Procter & Gamble, General Mills, Home Depot, Nike, Accenture and Qualcomm. The Fund’s defensive dividend orientation limited participation in the strongest growth-led areas of the equity market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Growth and Income Fund	13.02	8.99	8.38
S&P 500 Index	17.80	12.06	13.91
Bloomberg US Aggregate Bond Index	4.35	0.31	2.04
MSCI USA High Dividend Yield Index	13.33	9.00	9.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 132,102,418
Holdings Count | $ / shares	86
Advisory Fees Paid, Amount	$ 550,157
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$132,102,418
Number of Holdings	86
Net Advisory Fee	$550,157
Portfolio Turnover	92%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Vanguard High Dividend Yield ETF	37.7%
Vanguard International High Dividend Yield ETF	10.2%
Exxon Mobil Corp.	2.4%
Chevron Corp.	2.2%
JPMorgan U.S. Government Money Market Fund	2.0%
Johnson & Johnson	1.6%
Coca-Cola Co.	1.5%
Home Depot, Inc.	1.4%
PACCAR, Inc.	1.4%
Procter & Gamble Co.	1.3%

Top Sectors	(%)[3]
Health Care	9.9%
Consumer Staples	8.7%
Industrials	7.5%
Energy	6.0%
Information Technology	5.5%
Financials	4.4%
Consumer Discretionary	4.0%
Utilities	1.8%
Communication Services	1.2%
Cash & Other	51.0%
[41],[42],[43]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Institutional Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Income Fund
Class Name	GuidePath Income Fund
Trading Symbol	GPINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GuidePath Income Fund	$76	0.75%
[44]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 3.07%, underperforming the Bloomberg  U.S. Aggregate Bond Index at 4.35%. The broad bond market produced a positive return for the period, supported by income, but returns were uneven as inflation concerns and rising Treasury yields weighed on fixed income late in the period. The Fund benefited from investment-grade corporate bonds, emerging markets debt and high yield exposure. Relative results were hurt by preferred securities exposure and TIPS exposure. Overall, the Fund’s defensive and rate-sensitive positioning did not fully participate in the stronger securitized, corporate and high yield credit segments of the bond market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
GuidePath Income Fund	3.07	0.13	0.85
Bloomberg US Aggregate Bond Index	4.35	0.31	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 96,524,488
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 415,007
Investment Company Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$96,524,488
Number of Holdings	5
Net Advisory Fee	$415,007
Portfolio Turnover	344%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top Issuers	(%)[2]
iShares Core U.S. Aggregate Bond ETF	32.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	30.1%
Schwab US TIPS ETF	20.1%
VanEck Emerging Markets High Yield Bond ETF	14.9%
JPMorgan U.S. Government Money Market Fund	2.9%

Industry	(%)
Domestic Fixed Income Funds	97.2%
Cash & Other	2.8%
[45],[46]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Managed Futures Strategy Fund
Class Name	Service Shares
Trading Symbol	GPMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Managed Futures Strategy Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$157	1.55%
[47]
Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12 months ended March 31, 2026,  the Fund returned 2.92%, underperforming its benchmark, the SG Trend Index at 15.00%. Long positions to precious and base metals, and long positions to global equities in May 2025 - February 2026 contributed to performance during the period. Short positions to global bonds in April-June 2025 and long positions to international bonds in July-December 2025 were large headwinds amid volatile interest rate swings. Long positions to global equities in April 2025 and March 2026, and short positions to the U.S. dollar in July - September 2025 and March 2026 were relative headwinds as concerns of slowing economic growth and rising inflation resurfaced repeatedly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Managed Futures Strategy Fund Service Shares	2.92	2.40	1.66
FT Wilshire 5000 Index	18.32	11.10	13.87
FTSE 3-Month Treasury Bill Index	4.22	3.49	2.32
SG Trend Index	15.00	7.60	4.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 57,643,298
Holdings Count | $ / shares	132
Advisory Fees Paid, Amount	$ 1,826,901
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$57,643,298
Number of Holdings	132
Net Advisory Fee	$1,826,901
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
United States Treasury Bill	34.6%
JPMorgan U.S. Government Money Market Fund	18.5%
MUFG Bank Ltd.	4.3%
Oversea Chinese Bank	4.3%
Credit Agricole Corp. & Investment Bank	3.5%
Westpac Banking Corp.	3.5%
Bank of Montreal	3.5%
DNB Bank ASA	3.5%
DG Bank	3.5%
Mizuho Bank Ltd.	3.5%

Security Type	(%)
Certificates of Deposit	37.4%
U.S. Treasury Bills	34.6%
Money Market Funds	18.5%
Futures Contracts	3.3%
Forwards	-0.5%
Cash & Other	6.7%
[48],[49]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Multi-Asset Income Allocation Fund
Class Name	RS Shares
Trading Symbol	GMZGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$8	1.60%
[50],[51]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.60%	[50]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended  March 31, 2026, the Service Shares of the Fund returned 12.96%,  underperforming the Morningstar Multi-Asset High Income Index at 13.56%. Income-oriented equity markets generated positive returns over the full period, with international developed and emerging markets dividend equities being particularly strong, while bond and credit markets contributed to positive returns overall but unevenly as yields rose late in the period. The Fund benefited from global dividend equity exposure, including international and emerging markets dividend holdings, as well as from an overweight allocation to  U.S. dividend stocks and high yield credit. Relative performance was held back by Treasury positions across the curve, floating-rate notes and real estate exposure, which did not keep pace with the benchmark’s stronger income-equity components.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Multi-Asset Income Allocation Fund RS Shares	0.48
Morningstar Multi-Asset High Income Index	0.15
Bloomberg Global Aggregate Bond Index	-0.11
MSCI All Country World Index	-1.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 109,420,721
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 375,908	[52]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,420,721
Number of Holdings	48
Net Advisory Fee*	$375,908
Portfolio Turnover	39%
[52]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Schwab US Dividend Equity ETF	9.0%
Vanguard International High Dividend Yield ETF	7.5%
iShares 0-5 Year High Yield Corporate Bond ETF	6.3%
Vanguard High-Yield Corporate Fund	6.0%
iShares Emerging Markets Dividend ETF	5.0%
Loomis Sayles Global Allocation Fund	4.7%
Vanguard High Dividend Yield ETF	4.5%
Vanguard Long-Term Treasury ETF	3.8%
iShares International Select Dividend ETF	3.7%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	33.2%
Domestic Equity Funds	31.9%
International Equity Funds	15.4%
Emerging Markets Equity Funds	5.7%
Multi-Asset Funds	4.7%
International Fixed Income Funds	3.3%
Emerging Markets Fixed Income Funds	2.6%
Real Estate Funds	2.1%
Cash & Other	1.1%
[53],[54]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Multi-Asset Income Allocation Fund
Class Name	Service Shares
Trading Symbol	GPMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Multi-Asset Income Allocation Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$73	0.69%
[55]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 12.96%, underperforming the Morningstar Multi-Asset High Income Index at 13.56%. Income-oriented equity markets generated positive returns over the full period, with international developed and emerging markets dividend equities being particularly strong, while bond and credit markets contributed to positive returns overall but unevenly as yields rose late in the period. The Fund benefited from global dividend equity exposure, including international and emerging markets dividend holdings, as well as from an overweight allocation to  U.S. dividend stocks and high yield credit. Relative performance was held back by Treasury positions across the curve, floating-rate notes and real estate exposure, which did not keep pace with the benchmark’s stronger income-equity components.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Multi-Asset Income Allocation Fund ServiceShares	12.96	5.16	5.41
Morningstar Multi-Asset High Income Index	13.56	3.50	4.04
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
MSCI All Country World Index	20.52	9.99	11.88

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 109,420,721
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 375,908	[56]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$109,420,721
Number of Holdings	48
Net Advisory Fee*	$375,908
Portfolio Turnover	39%
[56]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
Schwab US Dividend Equity ETF	9.0%
Vanguard International High Dividend Yield ETF	7.5%
iShares 0-5 Year High Yield Corporate Bond ETF	6.3%
Vanguard High-Yield Corporate Fund	6.0%
iShares Emerging Markets Dividend ETF	5.0%
Loomis Sayles Global Allocation Fund	4.7%
Vanguard High Dividend Yield ETF	4.5%
Vanguard Long-Term Treasury ETF	3.8%
iShares International Select Dividend ETF	3.7%
PIMCO Short Asset Investment Fund	3.5%

Industry	(%)
Domestic Fixed Income Funds	33.2%
Domestic Equity Funds	31.9%
International Equity Funds	15.4%
Emerging Markets Equity Funds	5.7%
Multi-Asset Funds	4.7%
International Fixed Income Funds	3.3%
Emerging Markets Fixed Income Funds	2.6%
Real Estate Funds	2.1%
Cash & Other	1.1%
[57],[58]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
RS Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Tactical Allocation Fund
Class Name	RS Shares
Trading Symbol	GTCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Tactical Allocation Fund (the “Fund”) for the period of March 13, 2026 (commencement of RS Shares operations), to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
RS Shares	$8	1.56%
[59],[60]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	1.56%	[59]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
RS Shares of the Fund commenced investment operations on March 13, 2026.  For the 12-month period ended March 31, 2026, the Service Shares of the Fund returned 7.34%, outperforming the S&P 500 Daily Risk Control 10% Index at 6.13%.  Security selection in healthcare and utilities sectors generated positive relative contributions through successful clinical trials and strategic power sector consolidation, respectively. Select holdings in Health Care, Financials and Materials sectors, including United Therapeutics, Synchrony Financial and Newmont were beneficial. Returns were hurt by an underweight to the Technology sector which had strong performance and security selection in the Consumer Staples Sector, which included Sprouts Farmers Market, Procter & Gamble and Ingredion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
CUMULATIVE TOTAL RETURN (%)

Since Inception (03/13/2026)
GuidePath Tactical Allocation Fund RS Shares	-0.50
S&P 500 Index	-1.52
FTSE 3-Month Treasury Bill Index	0.18
S&P 500 Daily Risk Control 10% Index	-1.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 728,040,153
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 2,498,934	[61]
Investment Company Portfolio Turnover	285.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$728,040,153
Number of Holdings	33
Net Advisory Fee*	$2,498,934
Portfolio Turnover	285%
[61]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	19.6%
iShares Core S&P 500 ETF	8.9%
NVIDIA Corp.	4.7%
United Therapeutics Corp.	4.0%
Newmont Corp.	3.8%
Alphabet, Inc.	3.6%
Hartford Insurance Group, Inc.	3.6%
Apple, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Aflac, Inc.	2.9%

Top Sectors	(%)[3]
Financials	14.7%
Information Technology	14.5%
Communication Services	11.8%
Health Care	6.8%
Consumer Staples	5.7%
Consumer Discretionary	5.2%
Industrials	4.8%
Utilities	4.3%
Materials	3.8%
Cash & Other	28.4%
[62],[63],[64]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds
Service Shares
Shareholder Report [Line Items]
Fund Name	GuidePath Tactical Allocation Fund
Class Name	Service Shares
Trading Symbol	GPTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GuidePath Tactical Allocation Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.assetmark.com/info/funds. You can also request this information by contacting us at 1-888-278-5809. You may obtain a copy of the Fund’s prospectus by contacting your registered representative.
Additional Information Phone Number	1-888-278-5809
Additional Information Website	https://www.assetmark.com/info/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Service Shares	$80	0.77%
[65]
Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026,  the Fund returned 7.34%, outperforming the S&P 500 Daily Risk Control 10% Index at 6.13%.  Security selection in healthcare and utilities sectors generated positive relative contributions through successful clinical trials and strategic power sector consolidation, respectively. Select holdings in Health Care,  Financials and Materials sectors, including United Therapeutics, Synchrony Financial and Newmont were beneficial. Returns were hurt by an underweight to the Technology sector which had strong performance and security selection in the Consumer Staples Sector, which included Sprouts Farmers Market, Procter & Gamble and  Ingredion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GuidePath Tactical Allocation Fund Service Shares	7.34	8.58	8.26
S&P 500 Index	17.80	12.06	14.16
FTSE 3-Month Treasury Bill Index	4.22	3.49	2.32
S&P 500 Daily Risk Control 10% Index	6.13	8.15	9.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 728,040,153
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 2,498,934	[66]
Investment Company Portfolio Turnover	285.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$728,040,153
Number of Holdings	33
Net Advisory Fee*	$2,498,934
Portfolio Turnover	285%
[66]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)[1]

Top 10 Issuers	(%)[2]
JPMorgan U.S. Government Money Market Fund	19.6%
iShares Core S&P 500 ETF	8.9%
NVIDIA Corp.	4.7%
United Therapeutics Corp.	4.0%
Newmont Corp.	3.8%
Alphabet, Inc.	3.6%
Hartford Insurance Group, Inc.	3.6%
Apple, Inc.	3.3%
Meta Platforms, Inc.	3.0%
Aflac, Inc.	2.9%

Top Sectors	(%)[3]
Financials	14.7%
Information Technology	14.5%
Communication Services	11.8%
Health Care	6.8%
Consumer Staples	5.7%
Consumer Discretionary	5.2%
Industrials	4.8%
Utilities	4.3%
Materials	3.8%
Cash & Other	28.4%
[67],[68],[69]
Updated Prospectus Web Address	https://www.assetmark.com/info/funds

[1]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[2]
2	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[3]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[4]
1	Percentages are stated as a percent of net assets.

[5]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[6]
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[7]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[8]
1	Percentages are stated as a percent of net assets.

[9]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[10]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[11]
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[12]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[13]
1	Percentages are stated as a percent of net assets.

[14]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[15]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[16]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[17]
1	Percentages are stated as a percent of net assets.

[18]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[19]
*	Expense ratio is annualized. Reflects the effect of fee waivers and/or expense reimbursements, as well as expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[20]
1	Percentages are stated as a percent of net assets.

[21]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[22]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[23]
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[24]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[25]
1	Percentages are stated as a percent of net assets.

[26]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[27]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[28]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[29]
1	Percentages are stated as a percent of net assets.

[30]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[31]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[32]
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[33]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[34]
1	Percentages are stated as a percent of net assets.

[35]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[36]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[37]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[38]
1	Percentages are stated as a percent of net assets.

[39]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[40]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher. Additionally, reflects the effects of expense recoupment by Advisor during the period, without which, expenses would have been lower.

[41]
1	Percentages are stated as a percent of net assets.

[42]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[43]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[44]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[45]
1	Percentages are stated as a percent of net assets.

[46]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[47]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[48]
1	Percentages are stated as a percent of net assets.

[49]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[50]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[51]
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[52]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[53]
1	Percentages are stated as a percent of net assets.

[54]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[55]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[56]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[57]
1	Percentages are stated as a percent of net assets.

[58]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[59]
1	Amount shown reflects the expenses of the RS Shares from March 13, 2026 (commencement of RS Shares operations) through March 31, 2026. Expenses for a full fiscal year would be higher.

[60]
2	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[61]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[62]
1	Percentages are stated as a percent of net assets.

[63]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[64]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[65]
*	Expense ratio is annualized. Reflects the effect of expense reductions generated when the Fund loaned its portfolio securities, without which expenses would have been higher.

[66]
*	Represents net advisory fees paid by all classes of the Fund for the fiscal year ended March 31, 2026.

[67]
1	Percentages are stated as a percent of net assets.

[68]
2	Table represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

[69]
3	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.